INCOME TAXES (Disclosure of deferred taxes) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Recognised deferred tax assets and liabilities
Non-capital losses carry-forwards	$ 12,000	$ 78,000
Property and equipment	151,000	0
Right-of-use assets	(163,000)	(78,000)
Net deferred tax assets	$ 0	$ 0